INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for doubtful accounts	$ 49,775	$ 22,142
Deferred revenue	16,070	42,403
Deferred rent	3,781	3,105
Property and intangible assets	552,373	397,242
State net operating loss ("NOL") carryforwards	114,190	17,449
Federal net operating loss ("NOL") carryforward	1,242,278	0
Cumulative translation adjustment	78,768	115,124
Other	110,137	0
Valuation allowance	(1,902,023)	(82,052)	$ 0
Total deferred tax assets	265,349	515,413
Deferred tax liabilities:
Earnings and profits of the Pakistani subsidiary	(265,349)	(220,103)
Net deferred tax assets	$ 0	$ 295,310